Summary Of Significant Accounting Policies - Additional Information (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Total assets of the VIE	¥ 177	¥ 199
Time deposits, total	2,935	28,907	24,230
Restricted cash	¥ 2,136	¥ 925	¥ 573
Net actuarial gain and losses	20.00%	20.00%	20.00%
Deferred tax benefit	50.00%
Long-term contracts for revenue recognition	2.30%	2.20%	2.10%
Weighted average number of shares outstanding	1,262,533,879	1,271,778,025	1,271,985,454
Potentially dilutive shares outstanding	0	0	0
Minimum
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan amortization of gains losses in percentage	10.00%
Maximum
Summary Of Significant Accounting Policies [Line Items]
Defined benefit plan amortization of gains losses in percentage	20.00%
Japan
Summary Of Significant Accounting Policies [Line Items]
Number of plants	20
Overseas
Summary Of Significant Accounting Policies [Line Items]
Number of plants	24
Building
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, maximum years	10
Property, plant and equipment, useful life, maximum years	50
Machinery And Equipment
Summary Of Significant Accounting Policies [Line Items]
Property, plant and equipment, useful life, maximum years	2
Property, plant and equipment, useful life, maximum years	14